Revenue	12 Months Ended
Dec. 31, 2025
Revenue.
Revenue

2 Revenue

Product Sales

					2025					2024					2023
		Emerging		Rest of			Emerging		Rest of			Emerging		Rest of
	US	Markets	Europe	World	Total	US	Markets	Europe	World	Total	US	Markets	Europe	World	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Oncology:
Tagrisso	3,064	1,971	1,423	796	7,254	2,763	1,755	1,301	761	6,580	2,276	1,621	1,120	782	5,799
Imfinzi	3,509	640	1,239	675	6,063	2,603	479	948	687	4,717	2,171	355	742	751	4,019
Calquence	2,339	233	784	162	3,518	2,190	153	656	130	3,129	1,815	98	493	108	2,514
Lynparza	1,434	669	914	262	3,279	1,332	655	832	253	3,072	1,254	542	734	281	2,811
Enhertu	–	668	207	102	977	–	350	126	69	545	–	169	60	32	261
Zoladex	19	842	157	88	1,106	16	795	148	99	1,058	14	687	133	118	952
Truqap	586	23	85	34	728	408	2	12	8	430	6	–	–	–	6
Imjudo	227	22	52	45	346	180	16	36	49	281	146	5	16	51	218
Datroway	–	2	–	–	2	–	–	–	–	–	–	–	–	–	–
Others	9	280	19	117	425	18	297	23	125	463	37	351	34	143	565
	11,187	5,350	4,880	2,281	23,698	9,510	4,502	4,082	2,181	20,275	7,719	3,828	3,332	2,266	17,145
Cardiovascular, Renal & Metabolism:
Farxiga	1,730	3,324	2,941	405	8,400	1,750	2,853	2,634	419	7,656	1,451	2,211	1,881	420	5,963
Crestor	45	1,041	1	129	1,216	46	934	37	136	1,153	55	862	52	138	1,107
Brilinta	393	273	147	10	823	751	294	268	20	1,333	744	285	271	24	1,324
Lokelma	301	129	129	139	698	256	86	92	108	542	214	50	58	90	412
Seloken	–	586	18	3	607	–	589	13	3	605	1	621	11	7	640
Roxadustat	–	274	–	–	274	–	331	–	–	331	–	271	–	–	271
Wainua	204	4	4	–	212	85	–	–	–	85	–	–	–	–	–
Others	49	262	158	65	534	187	252	226	78	743	287	286	230	65	868
	2,722	5,893	3,398	751	12,764	3,075	5,339	3,270	764	12,448	2,752	4,586	2,503	744	10,585
Respiratory & Immunology:
Symbicort	1,193	801	560	331	2,885	1,187	805	559	328	2,879	726	753	549	334	2,362
Fasenra	1,195	117	482	187	1,981	1,049	92	404	144	1,689	992	64	355	142	1,553
Breztri	614	298	191	96	1,199	516	245	143	74	978	383	161	81	52	677
Tezspire	–	40	297	121	458	–	11	156	81	248	–	1	48	37	86
Saphnelo	596	16	49	25	686	425	7	26	16	474	260	2	8	10	280
Pulmicort	5	414	63	36	518	6	568	71	37	682	28	575	68	42	713
Airsupra	162	4	–	–	166	66	–	–	–	66	2	–	–	–	2
Others	75	133	59	7	274	167	169	57	7	400	156	215	55	8	434
	3,840	1,823	1,701	803	8,167	3,416	1,897	1,416	687	7,416	2,547	1,771	1,164	625	6,107
Vaccines & Immune Therapies:
Beyfortus	184	–	94	3	281	232	–	84	2	318	87	–	19	–	106
Synagis	(3)	214	50	31	292	(8)	210	116	129	447	(1)	195	175	177	546
FluMist	28	5	210	29	272	28	1	204	25	258	23	1	188	4	216
Others	–	1	–	–	1	28	2	5	–	35	–	16	14	114	144
	209	220	354	63	846	280	213	409	156	1,058	109	212	396	295	1,012
Rare Disease:
Ultomiris	2,667	261	1,053	737	4,718	2,261	141	884	638	3,924	1,750	71	668	476	2,965
Soliris	1,092	405	200	140	1,837	1,523	443	416	206	2,588	1,734	424	670	317	3,145
Strensiq	1,332	104	123	119	1,678	1,167	54	99	96	1,416	937	40	89	86	1,152
Koselugo	219	228	161	54	662	212	177	103	39	531	195	59	53	24	331
Others	113	40	67	11	231	100	34	66	9	209	85	29	49	8	171
	5,423	1,038	1,604	1,061	9,126	5,263	849	1,568	988	8,668	4,701	623	1,529	911	7,764
Other:
Nexium	67	611	50	88	816	96	591	60	120	867	115	578	53	199	945
Others	(4)	121	34	5	156	15	144	43	4	206	18	153	52	8	231
	63	732	84	93	972	111	735	103	124	1,073	133	731	105	207	1,176
Product Sales	23,444	15,056	12,021	5,052	55,573	21,655	13,535	10,848	4,900	50,938	17,961	11,751	9,029	5,048	43,789

Rebates and chargebacks in the US

The major market where estimates are seen as significant is the US. When invoicing Product Sales in the US, we estimate the rebates and chargebacks we expect to pay and we consider there to be a significant estimate associated with the rebates for Managed Care, Medicaid and Medicare Part D. The total adjustment in respect of prior year net US Product Sales in 2025 was 0.7% (2024: 0.6%; 2023: 1.0%); this represents the difference between our prior year estimates for rebates and chargebacks against actual amounts paid for the US business. The most significant of these relate to the Medicaid and state programmes with an adjustment in respect of prior year net US Product Sales in 2025 of 0.2% (2024: 0.1%; 2023: 0.3%) and Managed Care and Medicare of 0.4% (2024: 0.6%; 2023: 0.5%).

The adjustment in respect of the prior year net US Product Sales, excluding the Rare Disease therapy area in 2025, was 0.9% (2024: 0.8%; 2023: 1.4%), with Medicaid and state programmes of 0.2% (2024: 0.1%; 2023: 0.4%) and Managed Care and Medicare of 0.5% (2024: 0.7%; 2023: 0.7%).

These values demonstrate the level of sensitivity; further meaningful sensitivity is not able to be provided due to the large volume of variables that contribute to the overall rebates, chargebacks, returns and other revenue accruals. These variables include assumptions in respect of aggregate future sales levels, segment mix and customers' contractual performance, and in addition for Managed Care, US Medicaid and Medicare Part D, the channel inventory levels, and assumptions related to lag time. These assumptions are built up on a product-by-product and customer-by-customer basis, taking into account specific contract provisions coupled with expected performance, and are then aggregated into a weighted average rebate accrual rate for each of our products. Accrual rates are reviewed and adjusted on an as-needed basis. There may be further adjustments when actual rebates are invoiced based on utilisation information submitted to AstraZeneca (in the case of contractual rebates) and claims/invoices are received (in the case of regulatory rebates and chargebacks).

Alliance Revenue

	2025	2024	2023
	$m	$m	$m
Enhertu	1,798	1,437	1,022
Tezspire	673	436	259
Beyfortus	422	237	57
Datroway	77	–	–
Other royalty income	92	91	81
Other Alliance Revenue	5	11	9
	3,067	2,212	1,428

Collaboration Revenue

	2025	2024	2023
	$m	$m	$m
Farxiga: sales milestones	87	56	29
Lynparza: sales milestone	–	600	–
Beyfortus: sales milestones	–	167	27
Koselugo: sales milestone	–	100	–
Lynparza: regulatory milestones	–	–	245
COVID-19 mAbs: licence fees	–	–	180
Beyfortus: regulatory milestones	–	–	71
tralokinumab: sales milestones	–	–	20
Other Collaboration Revenue	12	–	22
	99	923	594